Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities

	December 31,	December 31,
	2015	2014
	(in thousands)

Personnel related liabilities	$159,339	$167,362
Facility related liabilities	22,517	19,862
General overhead liabilities	29,257	33,422
Other liabilities	18,607	26,631
Short term government grants (note 11)	43	110
Restructuring and other items (note 14)	2,116	3,704
	$231,879	$251,091